Note 14 - Shareholders' Equity, Basic and diluted earnings per share (Table)	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Dividends and interest on shareholders' equity [Table Text Block]

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US$ million
1st Portion of Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion of Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion of Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion of Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion of Interest on shareholders’ equity	02.25.2011	03.21.2011	03.31.2011	1,308

Dividends	02.25.2011	04.28.2011	06.27.2011	923

				6,780

Portion	Date of board of directors approval	Shareholders’ positions	Payment date	US$ million
1st Portion of Interest on shareholders’ equity	04.29.2011	05.11.2011	05.31.2011	1,602

2nd Portion of Interest on shareholders’ equity	07.22.2011	08.02.2011	08.31.2011	1,671
			Up to
3rd Portion of Interest on shareholders’ equity	10.28.2011	11.11.2011	12.31.2011	1,407

				4,680

Basic and diluted earnings per share [Table Text Block]

	Nine-month periods ended September 30,
	2011	2010

Net income for the period attributable to Petrobras	17,031	13,288
Less priority preferred share dividends	(2,282)	(2,221)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,031)	(3,044)

Remaining net income to be equally allocated to common and preferred shares	11,718	8,023

Weighted average number of shares outstanding:
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071

Basic and diluted earnings per:
Common and preferred share	1.31	1.51
Common and preferred ADS	2.62	3.02